Bank Premises, Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2012 and 2011:

	2012	2011
Land and buildings	$23,235,058	$23,199,998
Furniture, fixtures and equipment	13,975,261	13,714,443

	37,210,319	36,914,441

Less accumulated depreciation	17,785,027	16,635,998

Total	$19,425,292	$20,278,443